Condensed Consolidated Balance Sheets - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
CURRENT ASSETS
Cash	$ 10,524	$ 48,395	$ 597,306
Prepaid expenses	63,943	48,106	180,197
Total current assets	74,467	96,501	777,503
OTHER ASSETS
Cash held in Trust Account	6,194,997	6,049,745	44,688,320
TOTAL ASSETS	6,269,464	6,146,246	45,465,823
CURRENT LIABILITIES
Accounts payable and accrued expenses	3,579,512	3,206,121	665,059
Income taxes payable	10,979	42,717	216,203
Franchise tax payable			291,137
Excise tax liability	391,544	391,544
Common Stock Redemption Payable			34,198,758
Total current liabilities	4,808,010	4,222,382	35,371,157
Derivative warrant liabilities	175,480	107,713	356,666
Deferred underwriting fee payable	3,500,000	3,500,000	3,500,000
Total liabilities	8,483,490	7,830,095	39,227,823
COMMITMENTS AND CONTINGENCIES (NOTE 6)
REDEEMABLE COMMON STOCK
Common stock subject to possible redemption value	6,194,997	6,049,745	10,489,562
STOCKHOLDERS’ DEFICIT
Preferred stock value
Common stock value	250	250	250
Accumulated Deficit	(8,409,273)	(7,733,844)	(4,251,812)
Total stockholders’ deficit	(8,409,023)	(7,733,594)	(4,251,562)
LIABILITIES, REDEEMABLE COMMON STOCK, AND STOCKHOLDERS’ DEFICIT	6,269,464	6,146,246	45,465,823
Related Party
CURRENT LIABILITIES
Notes payable – related party	$ 825,975	$ 582,000